                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549
                               FORM 13F
                          FORM 13F COVER PAGE

  Report for the Calendar Year or quarter Ended: March 31, 2010

  Check here if Amendment           [ ] Amendment Number:
  This amendment (Check only one.)  [ ] is a restatement.
                                    [ ] adds new holding entries.

  Institutional Investment Manager Filing this Report:

  Name:    Harvard Management Company, Inc.
  Address: 600 Atlantic Avenue
           Boston, MA 02210

  13F File Number: 028-03879

  The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on behalf of Reporting Manager:

  Name: Kathryn I. Murtagh
  Title: Managing Director - Chief Compliance Officer
  Phone: (617) 523-4400
  Signature, Place, and Date of signing:
  /s/ Kathryn Murtagh, Boston, MA, May 14, 2010

  Report Type (Check only one.):

  [X]       13F Holdings Report.

  [ ]       13F Notice.

  [ ]       13F Combination Report.

  List of other Managers Reporting for this Manager: 0

  I am signing this report as required by the Securities Exchange Act of 1934.

  FORM 13F SUMMARY PAGE

  Report Summary:

  Number of other Included Managers: 0
  Form 13F Information Table Entry Total:         109
  Form 13F Information Table Value Total:                  1,775,008

  FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
 NAME                       TITLE OF                VALUE         SHARES/  SH/  PUT/  INVSTMT   OTHER           -------------------
  OF ISSUER                  CLASS     CUSIP         (X$1000)      PRN AMT  PRN  CALL  DISCRETN  MNGRS          SOLE  SHARED   NONE
  ---------                  --------  -----         --------      -------  ---  ----  --------  -----          ----  ------   ----
  AIRGAS INC                 COM       009363102          954       15,000             SOLE                   15,000       0      0
  AMERICA MOVIL-ADR SERIES   ADR       02364W105        8,165      162,200             SOLE                  162,200       0      0
  AMERICAN DAIRY INC         COM       025334103          128        6,700             SOLE                    6,700       0      0
  ANGLOGOLD ASHANTI-SPON AD  ADR       035128206        1,898       50,000             SOLE                   50,000       0      0
  BAIDU INC - SPON ADR       ADR       056752108          358          600             SOLE                      600       0      0
  BANCO BRADESCO-ADR         ADR       059460303        1,591       86,300             SOLE                   86,300       0      0
  BANCO SANTANDER BRASIL-AD  ADR       05967A107          870       70,000             SOLE                   70,000       0      0
  BANCOLOMBIA S.A.-SPONS AD  ADR       05968L102          283        6,200             SOLE                    6,200       0      0
  BELL MICROPRODUCTS INC     COM       078137106        5,548      794,779             SOLE                  794,779       0      0
  BJ SERVICES CO             COM       055482103       45,326    2,118,040             SOLE                2,118,040       0      0
  BPW ACQUISITION CORP       COM       055637102       11,486      922,568             SOLE                  922,568       0      0
  BRASIL TELECOM SA-ADR      ADR       10553M101          382       20,000             SOLE                   20,000       0      0
  BRF - BRASIL FOODS SA-ADR  ADR       10552T107        1,648       30,000             SOLE                   30,000       0      0
  BRINKS HOME SECURITY HOLD  COM       109699108       30,274      711,503             SOLE                  711,503       0      0
  CELLCOM ISRAEL LTD         COM       M2196U109        1,107       32,400             SOLE                   32,400       0      0
  CEMIG SA -SPONS ADR        ADR       204409601        5,539      332,888             SOLE                  332,888       0      0
  CHECK POINT SOFTWARE TECH  COM       M22465104        3,609      102,941             SOLE                  102,941       0      0
  CHINA LIFE INSURANCE CO-A  ADR       16939P106        1,265       17,557             SOLE                   17,557       0      0
  CHINA MOBILE LTD-SPON ADR  ADR       16941M109        3,850       80,000             SOLE                   80,000       0      0
  CHORDIANT SOFTWARE INC     COM       170404305        3,042      600,000             SOLE                  600,000       0      0
  CIA BRASILEIRA-SP ADR PRE  ADR       20440T201          652        9,700             SOLE                    9,700       0      0
  CIA PARANAENSE ENER-SP AD  ADR       20441B407          828       40,453             SOLE                   40,453       0      0
  CIA SANEAMENTO BASICO DE-  ADR       20441A102          736       20,000             SOLE                   20,000       0      0
  CNOOC LTD-ADR              ADR       126132109        4,177       25,300             SOLE                   25,300       0      0
  COMPANHIA DE BEBIDAS-PRF   ADR       20441W203           73          791             SOLE                      791       0      0
  COMSYS IT PARTNERS INC     COM       20581E104        2,784      159,282             SOLE                  159,282       0      0
  COPA HOLDINGS SA - CLASS   COM       P31076105          201        3,300             SOLE                    3,300       0      0
  CREDICORP LTD              COM       G2519Y108        2,645       30,000             SOLE                   30,000       0      0
  CTRIP.COM INTERNATIONAL-A  ADR       22943F100          253        6,458             SOLE                    6,458       0      0
  DIEDRICH COFFEE INC        COM       253675201          146        4,202             SOLE                    4,202       0      0
  DOCTOR REDDYS LAB-ADR      ADR       256135203          983       34,825             SOLE                   34,825       0      0
  DWS ENHANCED COMMOD STRAT  COM       23338Y100        1,698      203,304             SOLE                  203,304       0      0
  ECOPETROL SA-SPONSORED AD  ADR       279158109          183        6,464             SOLE                    6,464       0      0
  EMPRESA NAC ELEC-CHIL-SP   ADR       29244T101        1,950       41,490             SOLE                   41,490       0      0
  ENERSIS S.A. -SPONS ADR    ADR       29274F104        1,118       55,939             SOLE                   55,939       0      0
  FACET BIOTECH CORP         COM       30303Q103          294       10,900             SOLE                   10,900       0      0
  FOMENTO ECONOMICO MEX-SP   ADR       344419106          951       20,000             SOLE                   20,000       0      0
  FORESTAR REAL ESTATE GROU  COM       346233109           28        1,460             SOLE                    1,460       0      0
  GAFISA SA-ADR              ADR       362607301          275       20,000             SOLE                   20,000       0      0
  GERDAU SA -SPON ADR        ADR       373737105          815       50,000             SOLE                   50,000       0      0
  GOL LINHAS AEREAS INTEL-A  ADR       38045R107          496       40,000             SOLE                   40,000       0      0
  GOLD FIELDS LTD-SPONS ADR  ADR       38059T106        1,262      100,000             SOLE                  100,000       0      0
  GRUPO TELEVISA SA-SPONS A  ADR       40049J206        1,867       88,797             SOLE                   88,797       0      0
  HARMONY GOLD MNG-SPON ADR  ADR       413216300          901       95,000             SOLE                   95,000       0      0
  ICO INC.                   COM       449293109        5,789      716,451             SOLE                  716,451       0      0
  INDIA FUND INC             COM       454089103        1,100       34,875             SOLE                   34,875       0      0
  IOWA TELECOMMUNICATIONS S  COM       462594201        6,527      390,863             SOLE                  390,863       0      0
  IPATH MSCI INDIA INDEX ET  COM       06739F291       76,020    1,137,169             SOLE                1,137,169       0      0
  ISHARES FTSE/XINHUA CHINA  COM       464287184      294,344    6,991,546             SOLE                6,991,546       0      0
  ISHARES MSCI BRAZIL        COM       464286400      238,377    3,236,176             SOLE                3,236,176       0      0
  ISHARES MSCI CHILE INVEST  COM       464286640       10,768      196,000             SOLE                  196,000       0      0
  ISHARES MSCI EMERGING MKT  COM       464287234      230,428    5,470,753             SOLE                5,470,753       0      0
  ISHARES MSCI ISRAEL CPD I  COM       464286632        2,830       48,088             SOLE                   48,088       0      0
  ISHARES MSCI MALAYSIA      COM       464286830        8,001      685,014             SOLE                  685,014       0      0
  ISHARES MSCI MEXICO INVES  COM       464286822       70,129    1,314,008             SOLE                1,314,008       0      0
  ISHARES MSCI SOUTH AFRICA  COM       464286780       96,768    1,601,330             SOLE                1,601,330       0      0
  ISHARES MSCI SOUTH KOREA   COM       464286772      122,261    2,445,214             SOLE                2,445,214       0      0
  ISHARES MSCI TAIWAN INDEX  COM       464286731        7,704      613,868             SOLE                  613,868       0      0
  ISHARES MSCI THAILAND INV  COM       464286624        4,116       85,900             SOLE                   85,900       0      0
  ITAU UNIBANCO HLDNG-PREF   ADR       465562106        2,418      109,980             SOLE                  109,980       0      0
  K-TRON INTERNATIONAL INC   COM       482730108        9,639       64,274             SOLE                   64,274       0      0
  MARKET VECTORS INDONESIA   COM       57060U753        8,675      124,234             SOLE                  124,234       0      0
  MARKET VECTORS RUSSIA ETF  COM       57060U506      107,531    3,130,449             SOLE                3,130,449       0      0
  METHANEX CORP              COM       59151K108          399       16,422             SOLE                   16,422       0      0
  MILLIPORE CORP             COM       601073109       34,923      330,711             SOLE                  330,711       0      0
  MINAS BUENAVENTURA ADR     ADR       204448104        2,670       86,200             SOLE                   86,200       0      0
  MINDRAY MEDICAL INTL LTD   ADR       602675100          918       25,200             SOLE                   25,200       0      0
  MOBILE TELESYSTEMS-SP ADR  ADR       607409109          211        3,800             SOLE                    3,800       0      0
  MORGAN STANLEY INDIA INVE  COM       61745C105          172        7,377             SOLE                    7,377       0      0
  NEW ORIENTAL EDUCATIO-SP   ADR       647581107          667        7,800             SOLE                    7,800       0      0
  NEWS CORP-CL A             COM       65248E104       21,903    1,520,007             SOLE                1,520,007       0      0
  NICE SYSTEMS LTD-SPONS AD  ADR       653656108        1,671       52,638             SOLE                   52,638       0      0
  OSI PHARMACEUTICALS INC    COM       671040103          596       10,000             SOLE                   10,000       0      0
  PARTNER COMMUNICATIONS-AD  ADR       70211M109        1,807       80,000             SOLE                   80,000       0      0
  PEBBLEBROOK HOTEL TRUST    COM       70509V100       36,066    1,715,000             SOLE                1,715,000       0      0
  PETROLEO BRASILEIRO S.A.-  ADR       71654V408        1,522       34,200             SOLE                   34,200       0      0
  PETROLEO BRASILEIRO-SPON   ADR       71654V101        6,366      160,793             SOLE                  160,793       0      0
  PHILIPPINE LONG DIST -SP   ADR       718252604        1,935       36,315             SOLE                   36,315       0      0
  PORTEC RAIL PRODUCTS INC   COM       736212101          581       50,000             SOLE                   50,000       0      0
  PT INDOSAT-ADR             ADR       744383100          512       16,800             SOLE                   16,800       0      0
  QUIMICA Y MINERA CHIL-SP   ADR       833635105          374       10,000             SOLE                   10,000       0      0
  REPUBLIC SERVICES INC      COM       760759100          726       25,000             SOLE                   25,000       0      0
  SASOL LTD-SPONSORED ADR    ADR       803866300        2,002       48,500             SOLE                   48,500       0      0
  SERVICE CORP INTERNATIONA  COM       817565104        1,247      135,840             SOLE                  135,840       0      0
  SILICONWARE PRECISION-SP   ADR       827084864           33        5,450             SOLE                    5,450       0      0
  SK TELECOM CO LTD-ADR      ADR       78440P108          294       17,033             SOLE                   17,033       0      0
  SMITH INTERNATIONAL INC    COM       832110100       23,374      545,861             SOLE                  545,861       0      0
  SOUTHERN COPPER CORP       COM       84265V105        3,819      120,600             SOLE                  120,600       0      0
  SUNAMERICA FOCUSED ALPHA   COM       867037103        3,429      236,340             SOLE                  236,340       0      0
  TAM SA-SPONSORED ADR       ADR       87484D103          339       20,000             SOLE                   20,000       0      0
  TATA MOTORS LTD-SPON ADR   ADR       876568502          923       50,000             SOLE                   50,000       0      0
  TECHWELL INC               COM       87874D101        9,241      494,153             SOLE                  494,153       0      0
  TELE NORTE LESTE PART-ADR  ADR       879246106          844       47,800             SOLE                   47,800       0      0
  TELECOM ARGENTINA S.A. AD  ADR       879273209          184        9,800             SOLE                    9,800       0      0
  TELEKOMUNIK INDONESIA-SP   ADR       715684106        1,712       47,861             SOLE                   47,861       0      0
  TERNIUM SA-SPONSORED ADR   ADR       880890108          383        9,323             SOLE                    9,323       0      0
  TERRA INDUSTRIES INC       COM       880915103       29,395      642,375             SOLE                  642,375       0      0
  TEVA PHARMACEUTICAL-SP AD  ADR       881624209       30,505      483,591             SOLE                  483,591       0      0
  TIM PARTICIPACOES SA-ADR   ADR       88706P106          555       20,000             SOLE                   20,000       0      0
  VALE SA-SP ADR             ADR       91912E105          966       30,000             SOLE                   30,000       0      0
  VALE SA-SP PREF ADR        ADR       91912E204        6,968      251,006             SOLE                  251,006       0      0
  VIMPEL-COM-SP ADR          ADR       68370R109       12,189      662,061             SOLE                  662,061       0      0
  VIVO PARTICIPACOES SA-ADR  ADR       92855S200          735       27,100             SOLE                   27,100       0      0
  WASTE SERVICES INC         COM       941075202        6,330      640,017             SOLE                  640,017       0      0
  WISDOMTREE INDIA EARNINGS  COM       97717W422       13,467      577,230             SOLE                  577,230       0      0
  WUXI PHARMATECH INC-ADR    ADR       929352102          480       30,850             SOLE                   30,850       0      0
  XTO ENERGY INC             COM       98385X106       45,870      972,229             SOLE                  972,229       0      0
  YOUBET.COM INC             COM       987413101        4,472    1,521,186             SOLE                1,521,186       0      0
  ZENITH NATL INSURANC       COM       989390109        5,173      135,000             SOLE                  135,000       0      0


                                         Grand Total                  1,775,008